DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Revolving Credit Facility	$89,750	$183,909
Term Loan A and Term Loan B	810,975	823,875
Vessel financing loans	74,774	89,479
Other long-term financing arrangements	34,895	41,483
Other revolving credit facilities, at a weighted average interest rate of 6.5% as of December 31, 2023 (4.8% as of December 31, 2022)	38,770	73,999
Bank overdrafts	11,488	8,623
Finance lease obligations, at a weighted average interest rate of 4.2% as of December 31, 2023 (3.7% as of December 31, 2022)	33,184	29,885
Total debt, gross	1,093,836	1,251,253
Unamortized debt discounts and debt issuance costs	(14,395)	(17,874)
Total debt, net	1,079,441	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(222,940)	(97,435)
Bank overdrafts	(11,488)	(8,623)
Long-term debt, net	$845,013	$1,127,321

Schedule of Maturities of Current and Long-term Debt
Stated maturities with respect to current and long-term debt, excluding finance lease obligations, as of December 31, 2023 were as follows:

Amount
(U.S. Dollars in thousands)
2024	$223,904
2025	35,877
2026	349,720
2027	23,167
2028	408,561
Thereafter	19,423
Total	$1,060,652